General information	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
General information

Note 1 General information
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard (IAS) 34 Interim Financial Reporting. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2021 Annual Consolidated Financial Statements and the accompanying notes included on pages 133 to 225 in our 2021 Annual Report. Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. On February 23, 2022, the Board of Directors authorized the Condensed Financial Statements for issue.